UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21467

Salomon Brothers Capital and Income Fund Inc.
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
 (Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Salomon Brothers Asset Management Inc
300 First Stamford Place
Stamford, CT 06902
 (Name and address of agent for service)

Registrant's telephone number, including area code: (800) 725-6666

Date of fiscal year end:  October 31
Date of reporting period: April 30, 2004

ITEM 1.           REPORT TO STOCKHOLDERS.

                  The Semi-Annual Report to Stockholders is filed herewith.

 LOGO

          SALOMON BROTHERS
          CAPITAL AND INCOME FUND INC.


          SEMI-ANNUAL REPORT
          April 30, 2004


[LOGO] SALOMON BROTHERS
Asset Management

American Stock Transfer & Trust Company
59 Maiden Lane
New York, New York 10038

                                                                   SCDSEMI 4/04
                                                                        04-6789

SALOMON BROTHERS CAPITAL AND INCOME FUND INC.


LETTER FROM THE CHAIRMAN

[PHOTO]

R. Jay Gerken
R. Jay Gerken, CFA
Chairman and President

Dear Shareholder,

On behalf of everyone at Salomon Brothers Asset Management, I would like to extend a warm welcome to you as a shareholder of the new Salomon Brothers Capital and Income Fund. The stewardship of your fund is a responsibility we take very seriously and we will work diligently to seek to achieve the fund's investment goals. Thank you again for your confidence in our investment management capabilities.

This is the first of two shareholder reports that we will send to you each year detailing the economic and financial markets environment, the fund's investment strategy and how it affected performance, and what, if any, changes we are making in anticipation of the market outlook. We encourage you to read these reports carefully to monitor the fund's progress. Also, you can obtain updates about your fund through our www.sbam.com website.

Performance Review

Since its inception date on February 24, 2004 through the end of April, the Salomon Brothers Capital and Income Fund returned -12.50% based on its New York Stock Exchange ("NYSE") market price and -3.31% based on its net asset value ("NAV")/i/ per share. Please note this fund performance is based upon only a two-month period./1/ Due to the recent launch of the fund, future annual and semi-annual reports will cover the full 6-month and 12-month periods for which the reports are issued.

We've recently seen a lot of volatility in the closed-end market due to the impact of the rise in interest rates and expectations for an additional increase. Your fund, like many of its closed-end competitors, has been negatively affected by this broad shift in investor sentiment. Periodic bouts of volatility such as this recent episode are not uncommon in the closed-end market. We remain fully confident in the fund's investment strategy and program.

Market Review

Over the last six months, most broad U.S. stock and bond market indexes posted moderate gains. Stocks generally continued to outpace bonds, with large-capitalization stocks typically outperforming small- and mid-cap stocks and international stock markets generally outperforming the domestic stock market. The economic environment was dominated by uncertainty surrounding the sustainability of the domestic economic recovery, a continued focus on new job growth and a geopolitical environment centering on news from Iraq and new acts of terrorism.

Since the start of 2004, markets have been in a holding pattern--volatility declined, and returns were relatively muted. Equity markets seem to have priced in prospects of continued economic recovery and, in general, they were not disappointed. Both bond market and stock market participants were a bit


/1/Please note that in accordance with its prospectus, the fund did not yet pay a dividend during the time period of February 24, 2004 (fund's inception date) to April 30, 2004 (end of reporting period). During the period of this report, the fund did declare that it would pay dividends on May 28, 2004. The fund's price per share as of April 30, 2004 was $18.43 (NAV) and $17.50
  (NYSE) market price. The fund's 30-day SEC yield for its NAV price was 2.71% and for its NYSE- market price, it was 2.86%, as of April 30, 2004.

SALOMON BROTHERS CAPITAL AND INCOME FUND INC.

unnerved by prospects for U.S. Federal Reserve tightening of key interest rates at some unknown future date, the continuing turmoil in Iraq, and the March 2004 bombings in Spain. Each of these elements had a negative influence on the stock market. Despite these concerns, however, the underlying economic and corporate earnings picture continued to improve through the end of April.

So far this year, the economy overall has appeared to be growing at a pace similar to last year's rate. The ongoing recovery has been broad-based, with strength in the consumer sector, exports and business investments. Soaring corporate profit growth has led to vastly improved balance-sheet fundamentals in general, while highly stimulative monetary and fiscal policy continued to provide support, although the stimulative effects of fiscal policy could wane after tax-refund season ends this spring. Following a period of mixed employment news through the end of last year, job growth picked up substantially in the first calendar quarter of 2004.

Signs of increasing inflation have begun to mount in recent weeks. Fiscal and monetary policymakers have been stimulating the economy since 2000. The Fed has more or less said it prefers inflation to deflation in the current environment. However, we believe the recent pick-up in inflationary signals has increased the possibility that the Fed may raise interest rates sooner than anticipated, perhaps as early as this summer. Accordingly, the recent debate in the market has focused on the timing and magnitude of prospective rate increases.

Information About Your Fund

In recent months several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. The fund's Adviser and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees and other mutual fund issues in connection with various investigations. The fund has been informed that the Adviser and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

Looking for Additional Information?

The fund is traded under the symbol "SCD" and its closing market price is available in most newspapers under the NYSE listings. The daily NAV is available online under symbol XSCDX. Barron's and The Wall Street Journal's Monday editions carry closed-end fund tables that will provide additional information. In addition, the fund issues a quarterly press release that can be found on most major financial websites as well as www.sbam.com.

In a continuing effort to provide information concerning the fund, shareholders may call 1-888-777-0102 or 1-800-SALOMON (toll free), Monday through Friday from 8:00 a.m. to 6:00 p.m. Eastern Time, for the fund's current NAV, market price and other information.

SALOMON BROTHERS CAPITAL AND INCOME FUND INC.


Thank you for your investment in the Salomon Brothers Capital and Income Fund.

Sincerely,

/s/ R. Jay Gerken

R. Jay Gerken, CFA
Chairman and President

May 21, 2004


The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

Portfolio holdings and breakdowns are as of April 30, 2004 and are subject to change. Please refer to pages 4 through 20 for a list and percentage breakdown of the fund's holdings.

RISKS:
Like any investment where there is risk loss, you may not be able to sell the shares for the same amount that you purchased them. The fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on fund performance. Leverage may magnify gains and increase losses in the fund's portfolio.

/i/NAV is a price that reflects the value of the fund's underlying portfolio plus other assets, less the fund's liabilities. However, the price at which an investor may buy or sell shares of the fund is at the fund's market price as determined by supply of and demand for the fund's common shares, which may be more or less than the fund's NAV.

SALOMON BROTHERS CAPITAL AND INCOME FUND INC.


SCHEDULE OF INVESTMENTS (unaudited)
April 30, 2004

    Shares                       Security                          Value
   -------------------------------------------------------------------------
   COMMON STOCK -- 46.5%
   CONSUMER DISCRETIONARY -- 5.0%
   Hotels, Restaurants & Leisure -- 0.3%
     26,400 Brinker International, Inc. (a).................... $  1,015,344
     30,100 McDonald's Corp....................................      819,623
                                                                ------------
                                                                   1,834,967
                                                                ------------
   Household Durables -- 0.4%
    108,900 Newell Rubbermaid Inc..............................    2,574,396
                                                                ------------
   Internet & Catalog Retail -- 0.3%
     54,300 InterActiveCorp (a)................................    1,730,541
                                                                ------------
   Leisure Equipment & Products -- 0.3%
    100,400 Mattel, Inc........................................    1,702,784
                                                                ------------
   Media -- 2.7%
    138,100 Cablevision Systems -- NY Group, Class A Shares (a)    3,014,723
     44,900 Citadel Broadcasting Co. (a).......................      779,015
     13,500 Comcast Corp., Class A Shares (a)..................      406,350
     92,300 EchoStar Communications Corp., Class A Shares (a)..    3,063,437
     54,500 The Interpublic Group of Cos., Inc.................      855,105
    149,400 Liberty Media Corp., Class A Shares (a)............    1,634,436
     50,600 The News Corp. Ltd., Preferred ADR Shares..........    1,707,750
    140,500 Time Warner Inc. (a)...............................    2,363,210
    117,000 UnitedGlobalCom, Inc. (a)..........................      875,160
     42,000 Viacom Inc., Class B Shares........................    1,623,300
                                                                ------------
                                                                  16,322,486
                                                                ------------
   Multiline Retail -- 0.8%
     20,000 Costco Wholesale Corp. (a).........................      749,000
     45,000 Dollar General Corp................................      844,200
     52,900 Federated Department Stores, Inc...................    2,592,100
     20,100 Target Corp........................................      871,737
                                                                ------------
                                                                   5,057,037
                                                                ------------
   Specialty Retail -- 0.2%
     30,000 Barnes & Noble, Inc. (a)...........................      896,100
     17,500 The Home Depot, Inc................................      615,825
                                                                ------------
                                                                   1,511,925
                                                                ------------

            TOTAL CONSUMER DISCRETIONARY.......................   30,734,136
                                                                ------------

                      See Notes to Financial Statements.

SALOMON BROTHERS CAPITAL AND INCOME FUND INC.

April 30, 2004

               Shares             Security               Value
              ----------------------------------------------------
              CONSUMER STAPLES -- 1.5%
              Beverages -- 0.1%
                16,200 PepsiCo, Inc.................. $    882,738
                                                      ------------
              Food & Drug Retailing -- 0.1%
                50,000 Kroger Co. (a)................      875,000
                                                      ------------
              Food Products -- 0.3%
                34,100 Kellogg Co....................    1,462,890
                                                      ------------
              Household Products -- 0.5%
                45,700 Kimberly-Clark Corp...........    2,991,065
                                                      ------------
              Tobacco -- 0.5%
                58,100 Altria Group, Inc.............    3,217,578
                                                      ------------

                       TOTAL CONSUMER STAPLES........    9,429,271
                                                      ------------
              ENERGY -- 5.7%
              Energy Equipment & Services -- 1.4%
                69,300 ENSCO International Inc.......    1,896,741
                44,000 Nabors Industries, Ltd. (a)...    1,951,840
                87,000 Patterson-UTI Energy, Inc. (a)    3,148,530
                58,500 Rowan Cos., Inc. (a)..........    1,304,550
                                                      ------------
                                                         8,301,661
                                                      ------------
              Oil & Gas -- 4.3%
               139,500 BP PLC, Sponsored ADR.........    7,379,550
                42,000 EOG Resources, Inc............    2,068,500
                62,300 Forest Oil Corp. (a)..........    1,635,375
                51,400 Nexen Inc.....................    1,889,464
               146,300 Total SA, Sponsored ADR.......   13,477,156
                                                      ------------
                                                        26,450,045
                                                      ------------

                       TOTAL ENERGY..................   34,751,706
                                                      ------------
              FINANCIALS -- 10.6%
              Banks -- 1.9%
                49,026 Bank of America Corp..........    3,946,103
                19,100 The Bank of New York Co., Inc.      556,574
                19,500 Bank One Corp.................      962,715
                 9,700 Comerica Inc..................      500,811
                 8,900 Fifth Third Bancorp...........      477,574

                      See Notes to Financial Statements.

SALOMON BROTHERS CAPITAL AND INCOME FUND INC.

April 30, 2004

  Shares                         Security                            Value
 -----------------------------------------------------------------------------
 Banks -- 1.9% (continued)
    1,700 Golden West Financial Corp............................. $    178,687
    7,900 M&T Bank Corp..........................................      671,500
   14,400 U.S. Bancorp...........................................      369,216
    6,500 Wachovia Corp..........................................      297,375
   53,800 Wells Fargo & Co.......................................    3,037,548
   13,000 Zions Bancorp..........................................      734,760
                                                                  ------------
                                                                    11,732,863
                                                                  ------------
 Diversified Financials -- 2.6%
   11,300 American Express Co....................................      553,135
   10,000 Capital One Financial Corp.............................      655,300
    3,300 Countrywide Financial Corp.............................      195,690
    3,200 Fannie Mae.............................................      219,904
   43,050 Freddie Mac............................................    2,514,120
    6,600 The Goldman Sachs Group, Inc...........................      638,550
  137,000 Host Marriott Finance Trust............................    6,815,750
   14,300 J.P. Morgan Chase & Co.................................      537,680
    8,000 Lehman Brothers Holdings, Inc..........................      587,200
   13,000 MBNA Corp..............................................      316,940
   27,600 Merrill Lynch & Co., Inc...............................    1,496,748
   15,400 NTL Inc. (a)...........................................      874,258
    3,200 State Street Corp......................................      156,160
                                                                  ------------
                                                                    15,561,435
                                                                  ------------
 Insurance -- 1.2%
   28,700 American International Group, Inc......................    2,056,355
        8 Berkshire Hathaway Inc., Class A Shares (a)............      747,120
    8,000 The Hartford Financial Services Group, Inc.............      488,640
   15,300 IPC Holdings, Ltd......................................      563,040
    5,200 Marsh & McLennan Cos., Inc.............................      234,520
   16,100 Nationwide Financial Services..........................      553,840
   26,000 PartnerRe Ltd..........................................    1,489,800
   34,500 Willis Group Holdings Ltd..............................    1,252,695
                                                                  ------------
                                                                     7,386,010
                                                                  ------------
 Real Estate -- 4.9%
   19,300 Alexandria Real Estate Equities, Inc...................    1,096,626
   65,200 AMB Property Corp......................................    1,975,560
   39,100 American Financial Realty Trust........................      578,680
    7,400 Apartment Investment and Management Co., Class A Shares      208,458

                      See Notes to Financial Statements.

SALOMON BROTHERS CAPITAL AND INCOME FUND INC.

April 30, 2004

            Shares               Security                  Value
           ---------------------------------------------------------
           Real Estate -- 4.9% (continued)
             25,100 Archstone-Smith Trust.............. $    688,493
             25,000 Ashford Hospitality Trust Inc. (a).      210,000
             31,900 AvalonBay Communities Inc..........    1,583,197
             17,200 Boston Properties Inc..............      808,400
              4,900 BRE Properties Inc.................      155,330
             44,800 CarrAmerica Realty Corp............    1,277,248
             37,100 Cousins Properties, Inc............    1,043,252
             12,000 Developers Diversified Realty Corp.      393,000
             20,900 Duke Realty Corp...................      609,444
             52,000 Equity Office Properties Trust.....    1,308,840
             35,200 Equity Residential.................      966,592
             29,800 Federal Realty Investment Trust....    1,104,984
             67,400 General Growth Properties Inc......    1,827,214
             27,000 Highwoods Properties, Inc..........      608,850
             19,100 IStar Financial Inc................      678,814
             12,400 Kimco Realty Corp..................      529,976
              7,400 The Macerich Co....................      309,838
              7,200 Pan Pacific Retail Properties, Inc.      316,296
            107,000 ProLogis...........................    3,147,940
             39,200 PS Business Parks Inc..............    1,487,640
             21,000 Public Storage Inc.................      877,590
             34,700 The Rouse Co.......................    1,502,510
             34,500 Simon Property Group, Inc..........    1,663,245
             45,900 SL Green Realty Corp...............    1,872,720
             26,900 Vornado Realty Trust...............    1,357,105
                                                        ------------
                                                          30,187,842
                                                        ------------

                    TOTAL FINANCIALS...................   64,868,150
                                                        ------------
           HEALTH CARE -- 9.0%
           Biotechnology -- 1.6%
             49,800 Amgen Inc. (a).....................    2,802,246
             61,700 OSI Pharmaceuticals, Inc. (a)......    4,552,843
             58,200 QLT Inc............................    1,569,654
             72,400 Transkaryotic Therapies, Inc. (a)..    1,051,972
                                                        ------------
                                                           9,976,715
                                                        ------------
           Health Care Equipment & Supplies -- 1.2%
             90,300 DJ Orthopedics, Inc. (a)...........    2,079,609
             50,000 Fisher Scientific International (a)    2,927,500

                      See Notes to Financial Statements.

SALOMON BROTHERS CAPITAL AND INCOME FUND INC.

April 30, 2004

             Shares                    Security                     Value
            ----------------------------------------------------------------
            Health Care Equipment & Supplies -- 1.2% (continued)
              37,900      Guidant Corp.......................... $ 2,388,079
                                                                 -----------
                                                                   7,395,188
                                                                 -----------
            Health Care Providers & Services -- 0.9%
              28,000      Aetna, Inc............................   2,317,000
              20,900      Anthem, Inc. (a)......................   1,851,322
              41,600      Caremark Rx, Inc. (a).................   1,408,160
                                                                 -----------
                                                                   5,576,482
                                                                 -----------
            Pharmaceuticals -- 5.3%
             276,300      GlaxoSmithKline PLC...................   5,720,771
              46,100      GlaxoSmithKline PLC, Sponsored ADR....   1,936,200
              91,600      InterMune, Inc. (a)...................   1,351,100
              42,100      Johnson & Johnson.....................   2,274,663
              46,100      Merck & Co. Inc.......................   2,166,700
             455,800      Pfizer Inc............................  16,299,408
              17,600      Roche Holding AG......................   1,843,855
              49,100      Schering-Plough Corp..................     821,443
                                                                 -----------
                                                                  32,414,140
                                                                 -----------

                          TOTAL HEALTH CARE.....................  55,362,525
                                                                 -----------
            INDUSTRIALS -- 5.0%
            Aerospace & Defense -- 0.6%
              48,100      The Boeing Co.........................   2,053,389
              40,100      Lockheed Martin Corp..................   1,912,770
                                                                 -----------
                                                                   3,966,159
                                                                 -----------
            Building Products -- 0.3%
              17,600      American Standard Cos. Inc. (a).......   1,851,344
                                                                 -----------
            Commercial Services & Supplies -- 0.6%
              35,700      Avery Dennison Corp...................   2,293,011
              39,700      CSG Systems International, Inc. (a)...     666,563
              30,000      R.R. Donnelley & Sons Co..............     882,600
                                                                 -----------
                                                                   3,842,174
                                                                 -----------
            Construction & Engineering -- 0.4%
              76,000      Chicago Bridge & Iron Co. N.V.........   2,185,000
                                                                 -----------
            Industrial Conglomerates -- 2.0%
             227,800      General Electric Co...................   6,822,610

                      See Notes to Financial Statements.

SALOMON BROTHERS CAPITAL AND INCOME FUND INC.

April 30, 2004

    Shares                        Security                          Value
  ---------------------------------------------------------------------------
  Industrial Conglomerates -- 2.0% (continued)
      77,900 Honeywell International Inc........................ $  2,693,782
     107,500 Tyco International Ltd.............................    2,950,875
                                                                 ------------
                                                                   12,467,267
                                                                 ------------
  Machinery -- 1.1%
      37,200 Eaton Corp.........................................    2,208,936
      94,900 Navistar International Corp. (a)...................    4,284,735
                                                                 ------------
                                                                    6,493,671
                                                                 ------------

             TOTAL INDUSTRIALS..................................   30,805,615
                                                                 ------------
  INFORMATION TECHNOLOGY -- 4.7%
  Communications Equipment -- 1.0%
   1,126,200 ADC Telecommunications, Inc. (a)...................    2,815,500
      31,400 Comverse Technology, Inc. (a)......................      513,704
      67,400 Motorola, Inc......................................    1,230,050
     327,000 Nortel Networks Corp. (a)..........................    1,222,980
      55,900 Tellabs, Inc. (a)..................................      488,007
                                                                 ------------
                                                                    6,270,241
                                                                 ------------
  Computers & Peripherals -- 0.5%
     163,700 Hewlett-Packard Co.................................    3,224,890
                                                                 ------------
  Electronic Equipment & Instruments -- 0.5%
      67,500 Celestica, Inc. (a)................................    1,186,650
     115,300 Flextronics International Ltd. (a).................    1,856,330
                                                                 ------------
                                                                    3,042,980
                                                                 ------------
  Internet Software & Services -- 0.0%
      12,100 Digitas Inc. (a)...................................      119,911
                                                                 ------------
  IT Consulting & Services -- 0.2%
      44,400 ProQuest Co. (a)...................................    1,185,480
                                                                 ------------
  Semiconductor Equipment & Products -- 1.3%
     219,700 Infineon Technologies AG...........................    2,772,614
      59,600 Intel Corp.........................................    1,533,508
      81,000 Microchip Technology Inc...........................    2,269,620
         700 Semiconductor Manufacturing International Corp. (a)        8,183
      72,600 Teradyne, Inc. (a).................................    1,479,588
                                                                 ------------
                                                                    8,063,513
                                                                 ------------

                      See Notes to Financial Statements.

SALOMON BROTHERS CAPITAL AND INCOME FUND INC.

April 30, 2004

          Shares                 Security                    Value
         -------------------------------------------------------------
         Software -- 1.2%
          152,200 Microsoft Corp......................... $  3,952,634
          184,200 Networks Associates, Inc. (a)..........    2,888,256
           52,900 Novell, Inc. (a).......................      509,956
                                                          ------------
                                                             7,350,846
                                                          ------------

                  TOTAL INFORMATION TECHNOLOGY...........   29,257,861
                                                          ------------
         MATERIALS -- 2.1%
         Containers & Packaging -- 0.2%
           67,200 Smurfit-Stone Container Corp. (a)......    1,155,168
                                                          ------------
         Metals & Mining -- 1.0%
           68,600 Alcoa Inc..............................    2,109,450
           81,200 Barrick Gold Corp......................    1,561,476
           48,900 Compass Minerals International Inc. (a)      801,960
           33,500 Peabody Energy Corp....................    1,570,815
                                                          ------------
                                                             6,043,701
                                                          ------------
         Paper & Forest Products -- 0.9%
           19,100 Bowater Inc............................      801,245
          122,000 International Paper Co.................    4,919,040
                                                          ------------
                                                             5,720,285
                                                          ------------

                  TOTAL MATERIALS........................   12,919,154
                                                          ------------
         TELECOMMUNICATION SERVICES -- 0.8%
         Diversified Telecommunication Services -- 0.4%
          106,300 Citizens Communications Co. (a)........    1,386,152
           28,600 Spectrasite Inc. (a)...................    1,068,782
                                                          ------------
                                                             2,454,934
                                                          ------------
         Wireless Telecommunication Services -- 0.4%
          166,800 AT&T Wireless Services Inc. (a)........    2,303,508
                                                          ------------

                  TOTAL TELECOMMUNICATION SERVICES.......    4,758,442
                                                          ------------

                      See Notes to Financial Statements.

SALOMON BROTHERS CAPITAL AND INCOME FUND INC.

April 30, 2004

  Shares                         Security                            Value
 -----------------------------------------------------------------------------
 UTILITIES -- 2.1%
 Electric Utilities -- 0.8%
    9,500 Entergy Corp........................................... $    518,700
   78,600 FirstEnergy Corp.......................................    3,073,260
   59,000 PG&E Corp. (a).........................................    1,623,680
                                                                  ------------
                                                                     5,215,640
                                                                  ------------
 Gas Utilities -- 1.0%
  311,900 El Paso Corp...........................................    2,186,419
   44,400 Sempra Energy..........................................    1,409,700
  114,600 Southern Union Co. (a).................................    2,253,036
                                                                  ------------
                                                                     5,849,155
                                                                  ------------
 Multi-Utilities -- 0.3%
   81,900 NiSource Inc...........................................    1,651,104
                                                                  ------------

          TOTAL UTILITIES........................................   12,715,899
                                                                  ------------

          TOTAL COMMON STOCK (Cost -- $298,629,685)..............  285,602,759
                                                                  ------------
 PREFERRED STOCK -- 1.6%
   14,000 Delphi Trust I (a).....................................      359,100
  100,000 Toys "R" Us Inc........................................    4,430,000
  200,000 XL Capital Ltd. (a)....................................    5,074,000
                                                                  ------------

          TOTAL PREFERRED STOCK (Cost -- $9,874,274).............    9,863,100
                                                                  ------------
 CONVERTIBLE PREFERRED STOCK -- 2.6%
   59,300 Commerce Capital Trust II..............................    3,772,962
   22,500 Dobson Communications Corp.............................    2,681,898
   38,000 Hanover Compressor Capital Trust.......................    1,938,000
   30,100 Reckson Associates Realty Corp.........................      757,015
  140,000 Sovereign Capital Trust II.............................    6,580,000
                                                                  ------------

          TOTAL CONVERTIBLE PREFERRED STOCK (Cost -- $16,788,007)   15,729,875
                                                                  ------------
 PRIVATE PLACEMENT -- 0.0%
   16,500 OPTI Canada Inc. (a) (Cost -- $273,631)................      239,497
                                                                  ------------

                      See Notes to Financial Statements.

SALOMON BROTHERS CAPITAL AND INCOME FUND INC.

April 30, 2004

   Face
  Amount                                         Security                                          Value
------------------------------------------------------------------------------------------------------------
CORPORATE BONDS -- 15.0%
Basic Industries -- 3.6%
$ 1,000,000 Abitibi-Consolidated Inc., Debentures, 8.850% due 8/1/30........................... $  1,019,648
  1,000,000 AK Steel Corp., 7.875% due 2/15/09.................................................      925,000
  1,000,000 Appleton Papers Inc., 12.500% due 12/15/08.........................................    1,130,000
  1,000,000 Berry Plastics Corp., 10.750% due 7/15/12..........................................    1,135,000
    250,000 Bowater Inc., Notes, 6.500% due 6/15/13............................................      243,125
    500,000 Buckeye Cellulose Corp., 9.250% due 9/15/08........................................      497,500
  1,000,000 Compass Minerals Group Inc., 10.000% due 8/15/11...................................    1,145,000
  1,000,000 Equistar Chemicals LP/Equistar Funding Corp., Sr. Notes, 10.625% due 5/1/11........    1,125,000
    500,000 Hercules Inc., 6.750% due 10/15/29 (b).............................................      497,500
  1,000,000 Huntsman International LLC, 10.125% due 7/1/09.....................................    1,052,500
    500,000 ISP Holdings Inc., Secured Notes, 10.625% due 12/15/09.............................      557,500
    950,000 Ispat Inland ULC, Secured Notes, 9.750% due 4/1/14 (b).............................      973,750
    500,000 Jefferson Smurfit Corp. U.S., 8.250% due 10/1/12...................................      537,500
  1,000,000 Koppers Inc., 9.875% due 10/15/13 (b)..............................................    1,100,000
  1,000,000 Lyondell Chemical Co., Secured Notes, 11.125% due 7/15/12..........................    1,115,000
    500,000 MDP Acquisitions PLC, Sr. Notes, 9.625% due 10/1/12................................      565,000
  1,000,000 Millennium America Inc., 9.250% due 6/15/08........................................    1,095,000
    225,000 Mueller Group Inc., Sr. Sub. Notes, 10.000% due 5/1/12 (b).........................      236,812
    500,000 Nalco Co., Sr. Sub. Notes, 8.875% due 11/15/13 (b).................................      530,000
  1,000,000 Newark Group Inc., Sr. Sub. Notes, 9.750% due 3/15/14 (b)..........................      985,000
  1,000,000 Norske Skog Canada Ltd., Sr. Notes, 7.375% due 3/1/14 (b)..........................    1,030,000
    500,000 OM Group Inc., 9.250% due 12/15/11.................................................      515,000
    400,000 Owens-Illinois Inc., Debentures, 7.500% due 5/15/10................................      392,000
    500,000 Plastipak Holdings Inc., 10.750% due 9/1/11........................................      542,500
    500,000 Resolution Performance Products LLC/RPP Capital Corp., 9.500% due 4/15/10..........      512,500
            Rhodia SA:
    500,000   7.625% due 6/1/10 (b)............................................................      455,000
    500,000   8.875% due 6/1/11 (b)............................................................      415,000
  1,000,000 Tembec Industries Inc., 8.625% due 6/30/09.........................................    1,025,000
    500,000 Westlake Chemical Corp., 8.750% due 7/15/11........................................      551,250
    260,000 Weyerhaeuser Co., Notes, 6.125% due 3/15/07........................................      278,477
                                                                                                ------------
                                                                                                  22,182,562
                                                                                                ------------
Consumer Cyclicals -- 1.4%
    500,000 Buffets Inc., 11.250% due 7/15/10..................................................      551,250
    200,000 Carnival Corp., 3.750% due 11/15/07 (b)............................................      199,553
    875,000 Cinemark Inc., Sr. Discount Notes, (zero coupon untill 3/15/09, 9.750% thereafter),
             due 3/15/14 (b)...................................................................      552,344

                      See Notes to Financial Statements.

SALOMON BROTHERS CAPITAL AND INCOME FUND INC.

April 30, 2004

   Face
  Amount                                         Security                                          Value
------------------------------------------------------------------------------------------------------------
Consumer Cyclicals -- 1.4% (continued)
$   200,000 Cintas Corp. No. 2, 5.125% due 6/1/07.............................................. $    211,981
    150,000 DaimlerChrysler NA Holding Corp., 6.400% due 5/15/06...............................      159,670
  1,000,000 Felcor Lodging LP, 9.000% due 6/1/11...............................................    1,072,500
    750,000 The Home Depot, Inc., Sr. Notes, 5.375% due 4/1/06.................................      790,316
    500,000 Interface Inc., 9.500% due 2/1/14 (b)..............................................      505,000
    500,000 John Q. Hammons Hotels L.P., 1st Mortgage, Series B, 8.875% due 5/15/12............      552,500
    750,000 Johnson Controls Inc., Notes, 5.000% due 11/15/06..................................      788,210
    500,000 Meristar Hospitality Corp., 9.125% due 1/15/11.....................................      522,500
    350,000 Prime Hospitality Corp., 8.375% due 5/1/12.........................................      371,000
    750,000 Target Corp., Notes, 5.500% due 4/1/07.............................................      798,872
    200,000 VF Corp., Notes, 8.100% due 10/1/05................................................      215,799
    500,000 VICORP Restaurants Inc., 10.500% due 4/15/11 (b)...................................      497,500
    500,000 VWR International Inc., 8.000% due 4/15/14.........................................      522,500
                                                                                                ------------
                                                                                                   8,311,495
                                                                                                ------------
Consumer Non-Cyclicals -- 2.8%
    472,865 Ahold Lease USA Inc., 7.820% due 1/2/20............................................      492,075
    250,000 Ameripath Inc., 10.500% due 4/1/13.................................................      257,500
    500,000 Athena Neurosciences Finance LLC, 7.250% due 2/21/08...............................      508,750
  1,000,000 Boyd Gaming Corp., 6.750% due 4/15/14 (b)..........................................      990,000
    750,000 Cargill Inc., Notes, 6.250% due 5/1/06 (b).........................................      799,629
    200,000 Cendant Corp., Notes, 6.875% due 8/15/06...........................................      216,832
    500,000 Constellation Brands Inc., 8.125% due 1/15/12......................................      547,500
    250,000 Curative Health Services Inc., Sr. Notes, 10.750% due 5/1/11 (b)...................      252,187
    500,000 Del Monte Corp., Sr. Sub. Notes, 8.625% due 12/15/12...............................      555,000
    500,000 Doane Pet Care Co., Sr. Sub. Notes, 9.750% due 5/15/07.............................      462,500
    350,000 Dole Food Co. Inc., Debentures, 8.750% due 7/15/13.................................      376,250
    500,000 Elizabeth Arden Inc., 7.750% due 1/15/14 (b).......................................      519,375
    500,000 Extendicare Health Services Inc., 6.875% due 5/1/14................................      488,750
    720,000 Gillette Co., Notes, 3.500% due 10/15/07...........................................      723,395
    250,000 Global Cash Access LLC/Global Cash Finance Corp., Sr. Notes, 8.750% due 3/15/12 (b)      261,250
    142,000 HCA Inc., 7.125% due 6/1/06........................................................      151,061
    500,000 Home Interiors & Gifts Inc., 10.125% due 6/1/08....................................      508,125
  1,000,000 Isle of Capri Casinos Inc., Sr. Sub. Notes, 7.000% due 3/1/14 (b)..................      985,000
    700,000 Kellogg Co., Sr. Notes, 2.875% due 6/1/08..........................................      673,595
    500,000 Pinnacle Entertainment Inc., Sr. Sub. Notes, 8.250% due 3/15/12 (b)................      483,750
    150,000 Quest Diagnostics, 6.750% due 7/12/06..............................................      162,192
    500,000 Rite Aid Corp., Debentures, 6.875% due 8/15/13.....................................      472,500
    150,000 Safeway Inc., Notes, 4.800% due 7/16/07............................................      154,709

                      See Notes to Financial Statements.

SALOMON BROTHERS CAPITAL AND INCOME FUND INC.

April 30, 2004

   Face
  Amount                                        Security                                         Value
----------------------------------------------------------------------------------------------------------
Consumer Non-Cyclicals -- 2.8% (continued)
$   900,000 Sealy Mattress Co., Sr. Sub. Notes, 8.250% due 6/15/14 (b)....................... $    882,000
    750,000 Tenet Healthcare Corp., Notes, 7.375% due 2/1/13.................................      682,500
    500,000 Turning Stone Casino Resort Enterprise, Sr. Notes, 9.125% due 12/15/10 (b).......      541,250
    775,000 UnitedHealth Group Inc., Sr. Notes, 3.300% due 1/30/08...........................      766,983
  3,000,000 Vanguard Health Systems Inc., 9.750% due 8/1/11..................................    3,270,000
    150,000 WellPoint Health Networks Inc., Notes, 6.375% due 6/15/06........................      161,082
                                                                                              ------------
                                                                                                17,345,740
                                                                                              ------------
Energy -- 0.6%
  1,000,000 Dynegy Holdings Inc., Debentures, 7.125% due 5/15/18.............................      800,000
  1,000,000 El Paso Corp., Sr. Notes, 7.800% due 8/1/31......................................      785,000
    500,000 Exco Resources Inc., 7.250% due 1/15/11 (b)......................................      507,500
    250,000 Forest Oil Corp., 7.750% due 5/1/14..............................................      268,750
    200,000 Norsk Hydro ASA, Notes, 6.360% due 1/15/09.......................................      218,494
  1,000,000 The Williams Cos. Inc., Sr. Notes, 8.625% due 6/1/10.............................    1,105,000
                                                                                              ------------
                                                                                                 3,684,744
                                                                                              ------------
Finance -- 1.6%
    750,000 Amvescap PLC, 6.600% due 5/15/05.................................................      780,649
    200,000 BB&T Corp., Sr. Sub. Notes, 6.375% due 6/30/05...................................      209,423
    750,000 Bear Stearns Cos. Inc., Notes, 6.500% due 5/1/06.................................      804,433
    150,000 Capital One Financial Corp., Notes, 7.250% due 5/1/06............................      160,547
    751,000 CIT Group Inc., 6.500% due 2/7/06................................................      800,551
    750,000 Countrywide Home Loans Inc., 5.500% due 2/1/07...................................      791,245
    200,000 Ford Motor Credit Co., Notes, 6.875% due 2/1/06..................................      211,782
    156,000 General Motors Acceptance Corp., 6.125% due 9/15/06..............................      164,720
    200,000 Hartford Financial Services Group Inc., Sr. Notes, 2.375% due 6/1/06.............      197,743
    750,000 Household Finance Corp., Notes, 5.750% due 1/30/07...............................      799,244
    750,000 International Lease Finance Corp., Notes, 5.750% due 10/15/06....................      796,194
    750,000 J.P. Morgan Chase & Co., Sr. Notes, 5.350% due 3/1/07............................      793,662
    750,000 Morgan Stanley, 5.800% due 4/1/27................................................      801,660
  1,500,000 North Street Referenced Linked Secured Notes, 2000-1 Ltd., 1.958% due 7/30/10 (b)      705,000
    225,000 Protective Life Secured Trust, Notes, 3.700% due 11/24/08........................      222,459
    150,000 Rio Tinto Finance USA Ltd., Notes, 2.625% due 9/30/08............................      142,276
    750,000 SLM Corp., 5.625% due 4/10/07....................................................      802,149
    200,000 Suntrust Bank, Sr. Notes, 2.125% due 1/30/06.....................................      199,613
    260,000 Textron Financial Corp., Notes, 2.750% due 6/1/06................................      259,215
                                                                                              ------------
                                                                                                 9,642,565
                                                                                              ------------

                      See Notes to Financial Statements.

SALOMON BROTHERS CAPITAL AND INCOME FUND INC.

April 30, 2004

   Face
  Amount                                        Security                                         Value
----------------------------------------------------------------------------------------------------------
Industrials -- 0.6%
$ 1,000,000 Allied Waste North America, Inc., Sr. Notes, 7.375% due 4/15/14 (b)............. $     997,500
    175,000 Blount Inc., 13.000% due 8/1/09.................................................       189,875
    150,000 Boeing Capital Corp., Sr. Notes, 5.650% due 5/15/06.............................       158,335
    352,000 Dover Corp., Notes, 6.450% due 11/15/05.........................................       373,881
    150,000 Goodrich Corp., 7.500% due 4/15/08..............................................       167,446
    710,000 Honeywell International Inc., Notes, 6.875% due 10/3/05.........................       756,038
    200,000 Ingersoll-Rand Co., Notes, 6.250% due 5/15/06...................................       213,570
    175,000 Invensys PLC, Sr. Notes, 9.875% due 3/15/11 (b).................................       185,500
    150,000 Masco Corp., Notes, 6.750% due 3/15/06..........................................       160,931
    500,000 Sensus Metering Systems Inc., Sr. Notes, 8.625% due 12/15/13 (b)................       495,000
                                                                                             -------------
                                                                                                 3,698,076
                                                                                             -------------
Media and Cable -- 1.5%
            Cablevision Systems Corp., Sr. Notes:
    625,000   5.670% due 4/1/09 (b).........................................................       646,875
    900,000   8.000% due 4/15/12 (b)........................................................       906,750
    750,000 CBS Corp., 7.150% due 5/20/05...................................................       788,905
            Charter Communications Holdings, LLC, Sr. Notes:
    400,000   10.000% due 4/1/09............................................................       347,000
  1,000,000   10.750% due 10/1/09...........................................................       882,500
  1,350,000 Dex Media Inc., Discount Notes, (zero coupon until 11/15/08, 9.000% thereafter),
             due 11/15/13 (b)...............................................................       830,250
    750,000 GTE North Inc., Debentures, 5.650% due 11/15/08.................................       793,172
    750,000 Insight Midwest L.P., Sr. Notes, 10.500% due 11/1/10............................       821,250
    750,000 Mediacom Broadband LLC, 11.000% due 7/15/13.....................................       806,250
    925,000 Nexstar Finance Holdings LLC, Sr. Discount Notes, (zero coupon until 4/1/08,
             11.375% thereafter), due 4/1/13................................................       689,125
     50,000 NTL Cable PLC, Sr. Notes, 8.750% due 4/15/14 (b)................................        51,875
    750,000 Reed Elsevier Capital Inc., 6.125% due 8/1/06...................................       808,152
    150,000 TCI Communications Inc., Sr. Notes, 6.875% due 2/15/06..........................       160,306
    150,000 Time Warner Inc., 6.125% due 4/15/06............................................       159,152
    500,000 Young Broadcasting Inc., 10.000% due 3/1/11.....................................       530,000
                                                                                             -------------
                                                                                                 9,221,562
                                                                                             -------------
Services & Other -- 0.2%
  1,000,000 Iron Mountain Inc., 7.750% due 1/15/15..........................................     1,030,000
    500,000 Mail-Well I Corp., Sr. Sub. Notes, 7.875% due 12/1/13 (b).......................       475,000
                                                                                             -------------
                                                                                                 1,505,000
                                                                                             -------------

                      See Notes to Financial Statements.

SALOMON BROTHERS CAPITAL AND INCOME FUND INC.

April 30, 2004

   Face
  Amount                                          Security                                           Value
--------------------------------------------------------------------------------------------------------------
Technology -- 0.4%
$   500,000 Amkor Technology Inc., Sr. Notes, 7.125% due 3/15/11 (b)............................. $    488,750
  2,000,000 Lucent Technologies Inc., Debentures, 6.450% due 3/15/29.............................    1,595,000
                                                                                                  ------------
                                                                                                     2,083,750
                                                                                                  ------------
Telecommunications -- 1.3%
  1,000,000 Alamosa (Delaware) Inc., (zero coupon until 7/31/05, 12.000% thereafter), due 7/31/09      945,000
  1,000,000 American Tower Corp., 7.500% due 5/1/12 (b)..........................................      970,000
  1,000,000 Crown Castle International Corp., 7.500% due 12/1/13.................................    1,002,500
  2,000,000 Qwest Services Corp., Notes, 14.000% due 12/15/14 (b)................................    2,395,000
  1,000,000 SBA Communications Corp., Sr. Notes, 10.250% due 2/1/09..............................    1,005,000
    500,000 SBC Communications Inc., Notes, 5.750% due 5/2/06....................................      529,326
    500,000 Spectrasite Inc., 8.250% due 5/15/10.................................................      527,500
            UbiquiTel Operating Co.:
    500,000   Sr. Notes, 9.875% due 3/1/11 (b)...................................................      502,500
    250,000   Zero coupon until 4/15/05, (14.000% thereafter), due 4/15/10 (b)...................      246,250
                                                                                                  ------------
                                                                                                     8,123,076
                                                                                                  ------------
Utilities -- 1.0%
            AES Corp.:
  1,400,000   Sr. Notes, 7.750% due 3/1/14.......................................................    1,396,500
    100,000   Sr. Sub. Notes, 8.500% due 11/1/07.................................................      102,875
  1,000,000 Calpine Corp., Secured Notes, 8.750% due 7/15/13 (b).................................      890,000
    175,000 Calpine Generating Co. LLC, Secured Notes, 10.250% due 4/1/11 (b)....................      158,812
    350,000 Duke Energy Corp., Sr. Notes, 4.200% due 10/1/08.....................................      347,088
  1,000,000 Edison Mission Energy, Senior Notes, 7.730% due 6/15/09..............................      950,000
    150,000 Nisource Finance Corp., 7.625% due 11/15/05..........................................      161,179
  1,000,000 NRG Energy Inc., Secured Notes, 8.000% due 12/15/13 (b)..............................    1,012,500
  1,000,000 Reliant Energy Inc., Secured Notes, 9.500% due 7/15/13...............................    1,090,000
    130,000 United Utilities PLC, Notes, 6.450% due 4/1/08.......................................      141,079
                                                                                                  ------------
                                                                                                     6,250,033
                                                                                                  ------------

            TOTAL CORPORATE BONDS (Cost -- $93,864,218)..........................................   92,048,603
                                                                                                  ------------

                      See Notes to Financial Statements.

SALOMON BROTHERS CAPITAL AND INCOME FUND INC.

April 30, 2004

   Face
  Amount                                  Security                                   Value
----------------------------------------------------------------------------------------------
CONVERTIBLE BONDS -- 9.7%
$ 4,500,000 Allied Waste Industries Inc., Sr. Sub. Debentures, 4.250% due 4/15/34 $  4,584,375
  8,500,000 Atmel Corp., zero coupon due 5/23/21.................................    3,761,250
  4,640,000 BioMarin Pharmaceuticals Inc., Sub. Notes, 3.500% due 6/15/08........    4,263,000
  6,500,000 CIENA Corp., Sr. Notes, 3.750% due 2/1/08............................    6,036,875
 17,000,000 El Paso Corp., zero coupon due 2/28/21...............................    8,011,250
  7,000,000 i2 Technologies Inc., Sub. Notes, 5.250% due 12/15/06................    6,483,750
  5,250,000 InterMune Inc., Sr. Notes, 0.250% due 3/1/11 (b).....................    4,665,938
  4,000,000 Mediacom Communications Corp., Sr. Notes, 5.250% due 7/1/06..........    3,905,000
  2,500,000 Navistar Financial Corp., Sub. Notes, 4.750% due 4/1/09..............    2,675,000
  5,000,000 Nortel Networks Corp., 4.250% due 9/1/08.............................    4,712,500
  1,500,000 Silicon Graphics Inc., Sr. Notes, 6.500% due 6/1/09..................    2,520,000
  3,500,000 Tyco International Group SA, 2.750% due 1/15/08......................    4,598,125
  4,000,000 Vertex Pharmaceuticals Inc., 5.750% due 2/15/11......................    3,670,000
                                                                                  ------------

            TOTAL CONVERTIBLE BONDS (Cost -- $63,124,281)........................   59,887,063
                                                                                  ------------
SOVEREIGN BONDS -- 11.8%
Argentina -- 0.0%
    365,000 Republic of Argentina, 6.000% due 3/31/23 (c)........................      191,169
                                                                                  ------------
Brazil -- 3.6%
            Federal Republic of Brazil:
  3,505,000   12.250% due 3/6/30.................................................    3,575,100
 19,872,606   C Bond, 8.000% due 4/15/14.........................................   18,295,217
                                                                                  ------------
                                                                                    21,870,317
                                                                                  ------------
Bulgaria -- 0.3%
  1,500,000 Republic of Bulgaria, 8.250% due 1/15/15.............................    1,725,000
                                                                                  ------------
Colombia -- 0.5%
  3,800,000 Republic of Colombia, 8.1250% due 5/21/24............................    3,192,000
                                                                                  ------------
Dominican Republic -- 0.1%
    385,000 Dominican Republic, 9.500% due 9/27/06...............................      327,250
                                                                                  ------------
Ecuador -- 0.5%
            Republic of Ecuador:
  2,750,000   12.000% due 11/15/12...............................................    2,461,250
    825,000   7.000% due 8/15/30 (d).............................................      580,594
                                                                                  ------------
                                                                                     3,041,844
                                                                                  ------------

                      See Notes to Financial Statements.

SALOMON BROTHERS CAPITAL AND INCOME FUND INC.

April 30, 2004

   Face
  Amount                                  Security                                  Value
---------------------------------------------------------------------------------------------
Mexico -- 2.1%
$12,510,000 United Mexican States, 6.625% due 3/3/15............................ $ 12,675,757
                                                                                 ------------
Panama -- 0.5%
  3,000,000 Republic of Panama, 9.375% due 1/16/23..............................    3,150,000
                                                                                 ------------
Peru -- 0.5%
  3,000,000 Republic of Peru, 9.875% due 2/6/15.................................    3,240,000
                                                                                 ------------
Philippines -- 0.6%
            Republic of Philippines:
  3,250,000   9.000% due 2/15/13................................................    3,315,000
    425,000   10.625% due 3/16/25...............................................      457,406
                                                                                 ------------
                                                                                    3,772,406
                                                                                 ------------
Russia -- 2.1%
            Russian Federation:
  3,010,000   11.000% due 7/24/18...............................................    3,882,900
  9,725,000   5.000% due 3/31/30 (d)............................................    8,928,766
                                                                                 ------------
                                                                                   12,811,666
                                                                                 ------------
Turkey -- 0.5%
  2,700,000 Republic of Turkey, 11.000% due 1/14/13.............................    3,152,250
                                                                                 ------------
Venezuela -- 0.5%
  4,350,000 Republic of Venezuela, 5.375% due 8/7/10............................    3,403,875
                                                                                 ------------

            TOTAL SOVEREIGN BONDS (Cost -- $76,743,251).........................   72,553,534
                                                                                 ------------
U.S. GOVERNMENT AGENCIES AND OBLIGATIONS -- 3.1%
            Freddie Mac:
    395,302   6.000% due 3/15/34................................................      389,437
  1,000,000   6.000% due 4/15/34................................................    1,001,250
              Gold:
    997,757    8.500% due 9/1/25................................................    1,090,196
 16,251,601    6.000% due 9/1/32................................................   16,638,798
                                                                                 ------------

            TOTAL U.S. GOVERNMENT AGENCIES AND OBLIGATIONS (Cost -- $17,937,098)   19,119,681
                                                                                 ------------

                      See Notes to Financial Statements.

SALOMON BROTHERS CAPITAL AND INCOME FUND INC.

April 30, 2004

   Face
  Amount                                     Security                                     Value
---------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES -- 4.3%
$ 1,000,000 Aegis Asset Backed Securities Trust, 4.500% due 4/25/34 (b)............... $  1,000,000
  1,000,000 Ameriquest Mortgage Securities Inc., 2.800% due 11/25/33..................    1,024,613
  2,000,000 Argent Securities Inc., 2.400% due 5/25/34................................    2,000,000
            Bayview Financial Acquisition Trust:
  1,118,222   1.950% due 8/25/32 (b)..................................................    1,125,654
    500,000   2.350% due 8/25/36 (b)..................................................      495,000
    750,000 Countrywide Asset Backed Certificates, 2.500% due 3/25/33.................      759,479
  4,000,166 Credit-Based Asset Servicing and Securitization, 5.000% due 9/27/36 (b)...    3,960,164
  1,360,186 First Consumers Master Trust, 1.410% due 9/15/08..........................    1,299,443
    750,000 First Franklin Mortgage Loan Asset Backed Certificates, 2.000% due 3/25/34      750,000
  1,000,000 Fremont Home Loan Trust, 2.200% due 1/25/34...............................    1,000,000
  1,500,000 Merrill Lynch Mortgage Investors Inc., 4.500% due 10/25/05 (b)............    1,495,932
  1,200,000 Metris Master Trust, 2.000% due 7/21/08...................................    1,192,012
  1,041,646 Morgan Stanley ABS Capital I, 6.250% due 12/25/33 (b).....................    1,046,854
            New Century Home Equity Loan Trust:
    750,000   2.200% due 6/20/31......................................................      752,059
  1,500,000   2.920% due 10/25/33.....................................................    1,540,946
            Novastar Home Equity Loan:
  2,000,000   2.725% due 2/25/34......................................................    2,041,518
  1,000,000   2.075% due 6/25/34......................................................    1,000,000
  1,500,000 Option One Mortgage Loan Trust, 2.150% due 5/25/34........................    1,502,578
    900,950 Sail Net Interest Margin Notes, 5.500% due 3/27/34 (b)....................      899,824
  1,500,000 Structured Asset Investment Loan Trust, 2.950% due 10/25/33...............    1,508,438
                                                                                       ------------

            TOTAL ASSET-BACKED SECURITIES (Cost -- $26,313,252).......................   26,394,514
                                                                                       ------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 0.7%
Whole Loan Collateralized Mortgage Obligations -- 0.7%
  1,750,000 Commercial Mortgage Pass-Through, 2.100% due 6/14/14 (b)..................    1,755,537
     29,400 GGP Mall Properties Trust, 1.700% due 11/15/11 (b)........................       29,582
  2,000,000 Impac CMB Trust, 2.600% due 9/25/34.......................................    2,000,000
    750,000 Merrill Lynch Mortgage Investors Inc., 2.020% due 4/25/29 (b).............      748,594
                                                                                       ------------

            TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost -- $4,526,451)............    4,533,713
                                                                                       ------------
LOAN PARTICIPATIONS (D)(E) -- 0.6%
  3,450,000 Kingdom Of Morocco, Tranche A, 2.03125% due 1/2/09
             (J.P. Morgan Chase & Co.) (Cost -- $3,410,683)...........................    3,398,250
                                                                                       ------------

                      See Notes to Financial Statements.

SALOMON BROTHERS CAPITAL AND INCOME FUND INC.

April 30, 2004

 Contracts                                         Security                                            Value
----------------------------------------------------------------------------------------------------------------
PURCHASED OPTIONS -- 0.1%
        500 S&P 500 Index, Put @ 1,050, Expire 6/19/04 (Cost -- $1,261,500)........................ $    490,000
                                                                                                    ------------
   Face
  Amount
-----------
REPURCHASE AGREEMENTS -- 4.0%
$ 6,546,000 Merill Lynch, Pierce, Fenner & Smith Inc. dated 4/30/04, 1.020% due 5/3/04; Proceeds at maturity -- $6,546,556; (Fully collateralized by Fannie Mae and Freddie Mac Notes,
             0.000% to 2.340% due 9/9/04 to 9/16/05; Market value -- $6,676,920)...................    6,546,000
 18,000,000 Morgan Stanley dated 4/30/04, 1.020% due 5/3/04; Proceeds at maturity -- $18,001,530;
             (Fully collateralized by Fannie Mae Notes, 2.590% to 6.375% due 5/5/04 to 6/13/17;
             Market value -- $18,360,000)..........................................................   18,000,000
                                                                                                    ------------

            TOTAL REPURCHASE AGREEMENTS (Cost -- $24,546,000)......................................   24,546,000
                                                                                                    ------------

            TOTAL INVESTMENTS -- 100.0% (Cost -- $637,292,331*).................................... $614,406,589
                                                                                                    ============

--------
(a)Non-income producing security.
(b)Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.
(c)Security is currently in default.
(d)Rate shown reflects current rate on instrument with variable rates or step coupon rates.
(e)Participation interest was acquired through the financial institution indicated parenthetically.
* Aggregate cost for Federal income tax purposes is substantially the same.

  Abbreviations used in this schedule:
  ADR   -- American Depositary Reciept
  C Bond -- Capitalization Bond

                      See Notes to Financial Statements.

SALOMON BROTHERS CAPITAL AND INCOME FUND INC.


STATEMENT OF ASSETS AND LIABILITIES (unaudited)
April 30, 2004

ASSETS:
   Investments, at value (Cost -- $637,292,331)................................... $614,406,589
   Foreign currency, at value (Cost -- $0)........................................           15
   Cash...........................................................................          957
   Interest receivable............................................................    3,508,853
   Receivable for securities sold.................................................    3,075,981
   Dividends receivable...........................................................      183,675
   Prepaid expenses...............................................................       20,156
                                                                                   ------------
   Total Assets...................................................................  621,196,226
                                                                                   ------------

LIABILITIES:
   Payable for securities purchased...............................................   12,055,520
   Organization cost..............................................................    1,318,000
   Management fee payable.........................................................      430,998
                                                                                   ------------
   Total Liabilities..............................................................   13,804,518
                                                                                   ------------
Total Net Assets.................................................................. $607,391,708
                                                                                   ============

NET ASSETS:
   Par value of capital shares ($0.001 par value, 100,000,000 shares authorized;
    32,955,247 shares outstanding)................................................ $     32,955
   Capital paid in excess of par value............................................  628,094,045
   Undistributed net investment income............................................    2,405,993
   Accumulated net realized loss from investment transactions.....................     (255,558)
   Net unrealized depreciation of investments and foreign currencies..............  (22,885,727)
                                                                                   ------------
Total Net Assets.................................................................. $607,391,708
                                                                                   ============
Net Asset Value, per share ($607,391,708 / 32,955,247 shares outstanding).........       $18.43
                                                                                         ======

                      See Notes to Financial Statements.

SALOMON BROTHERS CAPITAL AND INCOME FUND INC.


STATEMENT OF OPERATIONS (unaudited)
For the Period Ended April 30, 2004+

INVESTMENT INCOME:
   Interest............................................................ $  2,453,794
   Dividends...........................................................      953,142
   Less: Foreign withholding tax.......................................       (4,226)
                                                                        ------------
   Total Investment Income.............................................    3,402,710
                                                                        ------------

EXPENSES:
   Management fee (Note 2).............................................      905,205
   Custody.............................................................       27,778
   Legal...............................................................       14,149
   Shareholder communications..........................................       10,004
   Audit and tax services..............................................        8,845
   Directors' fees.....................................................        7,442
   Transfer agency services............................................        6,039
   Stock exchange listing fees.........................................        4,026
   Insurance...........................................................        1,647
   Other...............................................................       11,648
                                                                        ------------
   Total Expenses......................................................      996,783
                                                                        ------------
Net Investment Income..................................................    2,405,927
                                                                        ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, OPTIONS AND FOREIGN
CURRENCIES (NOTES 3 AND 4):
   Realized Gain (Loss) From:
    Investment transactions............................................     (255,558)
    Foreign currency transactions......................................           66
                                                                        ------------
   Net Realized Loss...................................................     (255,492)
                                                                        ------------
   Change in Net Unrealized Depreciation From:
    Investments........................................................  (22,114,242)
    Options purchased..................................................     (771,500)
    Foreign currencies.................................................           15
                                                                        ------------
   Increase in Net Unrealized Depreciation.............................  (22,885,727)
                                                                        ------------
Net Loss on Investments, Options and Foreign Currencies................  (23,141,219)
                                                                        ------------
Decrease in Net Assets From Operations................................. $(20,735,292)
                                                                        ============

--------
+ For the period February 24, 2004 (commencement of operations) to April 30,
  2004.

                      See Notes to Financial Statements.

SALOMON BROTHERS CAPITAL AND INCOME FUND INC.


STATEMENT OF CHANGES IN NET ASSETS (unaudited)
For the Period Ended April 30, 2004+

OPERATIONS:
   Net investment income.......................................................................... $  2,405,927
   Net realized loss..............................................................................     (255,492)
   Increase in net unrealized depreciation........................................................  (22,885,727)
                                                                                                   ------------
   Decrease in Net Assets From Operations.........................................................  (20,735,292)
                                                                                                   ------------

CAPITAL SHARE TRANSACTIONS:
   Net proceeds from sale of shares (32,955,247 shares issued, net of $1,318,000 offering costs)..  628,127,000
                                                                                                   ------------
   Increase in Net Assets From Capital Share Transactions.........................................  628,127,000
                                                                                                   ------------
Increase in Net Assets............................................................................  607,391,708

NET ASSETS:
   Beginning of period............................................................................           --
                                                                                                   ------------
   End of period*................................................................................. $607,391,708
                                                                                                   ============
* Includes undistributed net investment income of:................................................   $2,405,993
                                                                                                   ============

--------
+ For the period February 24, 2004 (commencement of operations) to April 30,
  2004.

                      See Notes to Financial Statements.

SALOMON BROTHERS CAPITAL AND INCOME FUND INC.


NOTES TO FINANCIAL STATEMENTS (unaudited)

NOTE 1. SIGNIFICANT ACCOUNTING POLICIES

Salomon Brothers Capital and Income Fund Inc. ("Fund") was incorporated in Maryland and is registered as a non-diversified, closed-end, management investment company under the Investment Company Act of 1940, as amended. The Fund seeks total return with an emphasis on income by investing primarily in a portfolio consisting of a broad range of equity and fixed income securities of both U.S. and foreign issuers.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual amounts could differ from those estimates.

(a) SECURITIES VALUATION. In valuing the Fund's assets, all securities for which market quotations are readily available are valued (i) at the last sale price prior to the time of determination if there were sales on the date of determination, (ii) at the mean between the last current bid and asked prices if there were no sales on such date and bid and asked quotations are available, and (iii) at the bid price if there was no sales price on such date and only bid quotations are available. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the last current bid and asked price as of the close of business of that market. However, when the spread between bid and asked price exceeds five percent of the par value of the security, the security is valued at the bid price. Securities may also be valued by independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Short-term investments having a maturity of 60 days or less are valued at amortized cost which approximates market value. Securities for which reliable quotations are not readily available and all other securities and assets are valued at fair value as determined in good faith by, or under procedures established by, the Board of Directors.

(b) INVESTMENT TRANSACTIONS. Investment transactions are recorded on the trade date. Interest income is accrued on a daily basis. Market discount or premium on securities purchased is accreted or amortized, respectively, on an effective yield basis over the life of the security. The Fund uses the specific identification method for determining realized gain or loss on investments. Dividend income is recorded on ex-dividend date.

(c) FOREIGN CURRENCY TRANSLATION. The books and records of the Fund are maintained in U.S. dollars. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation using the 12:00 noon rate of exchange reported by Reuters. Purchases and sales of portfolio securities and income

SALOMON BROTHERS CAPITAL AND INCOME FUND INC.

and expense items denominated in foreign currencies are translated into U.S. dollars at rates of exchange prevailing on the respective dates of such transactions. Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of income accrued and the U.S. dollar equivalent amount actually received. The Fund does not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the securities. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, pursuant to U.S. Federal income tax regulations, certain net foreign exchange gains/losses included in realized gain/loss are included in or are a reduction of ordinary income for Federal income tax purposes.

(d) FEDERAL INCOME TAXES. The Fund has complied and intends to continue to comply with the provisions of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute all of its income to its shareholders. Therefore, no federal income tax provision is required.

(e) DIVIDENDS AND DISTRIBUTIONS. The Fund declares and pays dividends to shareholders monthly from net investment income. Net realized gains, if any, in excess of loss carryovers are expected to be distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets.

(f) REPURCHASE AGREEMENTS. When entering into repurchase agreements, it is the Fund's policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(g) YEAR END TAX RECLASSIFICATIONS. The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from GAAP.

NOTE 2. MANAGEMENT FEE AND OTHER TRANSACTIONS

Salomon Brothers Asset Management Inc ("SBAM"), an indirect wholly-owned subsidiary of Citigroup Inc. ("Citigroup"), acts as investment manager to the Fund. SBAM is responsible on

SALOMON BROTHERS CAPITAL AND INCOME FUND INC.

a day-to-day basis for the management of the Fund's portfolio in accordance with the Fund's investment objectives and policies and for making decisions to buy, sell or hold particular securities of the Fund. The management fee for these services is payable monthly at an annual rate of 0.85% of the Fund's average daily net assets (plus any borrowings).

At April 30, 2004, Citigroup Financial Products Inc., another indirect wholly-owned subsidiary of Citigroup, held 5,246.59 shares of the Fund.

Certain officers and/or directors of the Fund are also officers and/or directors of SBAM.

NOTE 3. PORTFOLIO ACTIVITY

During the period ended April 30, 2004, the aggregate cost of purchases and proceeds from sales of investments (including maturities of long-term investments, but excluding short-term investments) were as follows:

           Purchases.................................... $651,517,713
                                                         ============
           Sales........................................ $ 39,136,268
                                                         ============

At April 30, 2004, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

          Gross unrealized appreciation................ $  3,507,461
          Gross unrealized depreciation................  (26,393,203)
                                                        ------------
          Net unrealized depreciation.................. $(22,885,742)
                                                        ============

NOTE 4. OPTION CONTRACTS

Premiums paid when put or call options are purchased by the Fund, represent investments, which are marked-to-market daily and are included in the schedules of investments. When a purchased option expires, the Fund will realize a loss in the amount of the premium paid. When the Fund enters into a closing sales transaction, the Fund will realize a gain or loss depending on whether the proceeds from the closing sales transaction are greater or less than the premium paid for the option. When the Fund exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Fund exercises a call option, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid.

At April 30, 2004, the Fund held purchased put option contracts with a total cost of $1,261,500.

When the Fund writes a covered call or put option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily. When a written option expires, the Fund realizes a gain. When the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss depending upon whether the cost of the closing

SALOMON BROTHERS CAPITAL AND INCOME FUND INC.

transaction is greater or less than the premium originally received without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When a written call option is exercised, the cost of the security sold will be decreased by the premium originally received. When a written put option is exercised, the amount of the premium originally received will reduce the cost of the security which the Fund purchased upon exercise. When written index options are exercised, settlement is made in cash. The risk associated with purchasing options is limited to the premium originally paid. The Fund enters into options contracts for hedging purposes. The risk in writing a covered call option is that the Fund gives up the opportunity to participate in any increase in the price of the underlying security beyond the exercise price. The risk in writing a put option is that the Fund is exposed to the risk of loss if the market price of the underlying security declines. The risk in writing a put option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases.

During the period ended April 30, 2004, the Fund did not enter into any written covered call or put option contracts.

NOTE 5. LOAN PARTICIPATIONS

The Fund invests in fixed and floating rate loans arranged through private negotiations between a foreign sovereign entity and one or more financial institutions. The Fund's investment in any such loan may be in the form of a participation in or an assignment of the loan.

In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

At April 30, 2004, the Fund held loan participations with a total cost of $3,410,683.

NOTE 6. CREDIT RISK

The yields of emerging market debt obligations and high-yield corporate debt obligations reflect, among other things, perceived credit risk. The Fund's investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, overall greater risk of timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund.

SALOMON BROTHERS CAPITAL AND INCOME FUND INC.

NOTE 7. FOREIGN SECURITIES

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.

NOTE 8. DIVIDENDS SUBSEQUENT TO APRIL 30, 2004

On April 19, 2004, the Board of Directors ("Board") of the Fund declared a dividend in the amount of $0.10 per share, payable on May 28, 2004 to shareholders of record on May 18, 2004.

In addition, on May 14, 2004, the Fund's Board declared three dividends, each in the amount of $0.10 per share, payable on June 25, 2004, July 30, 2004, and August 27, 2004 to shareholders of record on June 15, 2004, July 13, 2004, and August 17, 2004, respectively.

NOTE 9. CAPITAL SHARES

On May 14, 2004, the Fund's Board authorized the Fund to repurchase from time to time in the open market up to 1,000,000 shares of the Fund's common stock. The Board directed the management of the Fund to repurchase shares of the Fund's common stock at such times and in such amounts as management believes will enhance shareholder value, subject to review by the Fund's Board. Since the inception of the repurchase plan, the Fund has not repurchased any shares.

NOTE 10. ADDITIONAL INFORMATION

The Fund has received the following information from Citigroup Asset Management ("CAM"), the Citigroup business unit which includes the Fund's Investment Manager and other investment advisory companies, all of which are indirect, wholly-owned subsidiaries of Citigroup. CAM is reviewing its entry, through an affiliate, into the transfer agent business in the period 1997-1999. As CAM currently understands the facts, at the time CAM decided to enter the transfer agent business, CAM sub-contracted for a period of five years certain of the transfer agency services to a third party and also concluded a revenue guarantee agreement with this sub-contractor providing that the sub-contractor would guarantee certain benefits to CAM or its affiliates (the "Revenue Guarantee Agreement"). In connection with the subsequent purchase of the sub-contractor's business by an affiliate of the current sub-transfer agent (PFPC Inc.) used by CAM on many of the funds it manages, this Revenue Guarantee Agreement was amended eliminating those benefits in exchange for arrangements that included a one-time payment from the sub-contractor.

SALOMON BROTHERS CAPITAL AND INCOME FUND INC.

The Boards of CAM-managed funds (the "Boards") were not informed of the Revenue Guarantee Agreement with the sub-contractor at the time the Boards considered and approved the transfer agent arrangements. Nor were the Boards informed of the subsequent amendment to the Revenue Guarantee Agreement when that occurred.

CAM has begun to take corrective actions. CAM will pay to the applicable funds approximately $17 million (plus interest) that CAM and its affiliates received from the Revenue Guarantee Agreement and its amendment. The Fund did not implement the contractual arrangement described above and therefore will not receive any portion of the payment. CAM also plans an independent review to verify that the transfer agency fees charged by CAM were fairly priced as compared to competitive alternatives. CAM is instituting new procedures and making changes designed to ensure no similar arrangements are entered into in the future.

CAM has briefed the SEC, the New York State Attorney General and other regulators with respect to this matter, as well as the U.S. Attorney who is investigating the matter. CAM is cooperating with governmental authorities on this matter, the ultimate outcome of which is not yet determinable.

The Fund's transfer agent is American Stock Transfer & Trust Company, which is not affiliated with CAM or PFPC Inc.

SALOMON BROTHERS CAPITAL AND INCOME FUND INC.


FINANCIAL HIGHLIGHTS

Data for a share of capital stock outstanding throughout the period ended April 30:

                                            2004/(1)/
------------------------------------------------------
Net Asset Value, Beginning of Period....    $19.06*
                                            ------
Income (Loss) From Operations:
   Net investment income................      0.08
   Net realized and unrealized loss.....     (0.71)
                                             -----
Total Loss From Operations..............     (0.63)
                                             -----
Net Asset Value, End of Period..........    $18.43
                                            ======
Market Price, End of Period.............    $17.50
                                            ======
Total Return, Based on Market Price/(2)/    (12.50)%++
Ratios to Average Net Assets:
   Expenses.............................      0.94%+
   Net investment income................      2.26%+
Supplemental Data:
   Net Assets, End of Period (000s).....  $607,392
   Portfolio Turnover Rate..............         8%

--------------------------------------------------------------------------------

(1)For the period February 24, 2004 (commencement of operations) to April 30, 2004 (unaudited).
(2)For purposes of this calculation, dividends are assumed to be reinvested at prices obtained under the Fund's dividend reinvestment plan and the broker commission paid to purchase or sell a share is excluded.
* Initial public offering price of $20.00 per share less offering costs of $0.94 per share.
++Total return is not annualized, as it may not be representative of the total return for the year.
+ Annualized.

SALOMON BROTHERS CAPITAL AND INCOME FUND INC.


DIVIDEND REINVESTMENT PLAN (unaudited)

Unless you elect to receive distributions in cash, all dividends, including any capital gain dividends, on your Common Shares will be automatically reinvested by American Stock Transfer & Trust Company, as agent for the Common Shareholders (the "Plan Agent"), in additional Common Shares under the Dividend Reinvestment Plan (the "Plan"). You may elect not to participate in the Plan by contacting the Plan Agent. If you do not participate, you will receive all cash distributions paid by check mailed directly to you by American Stock Transfer & Trust Company as dividend paying agent.

If you participate in the Plan, the number of Common Shares you will receive will be determined as follows:

(1) If the market price of the Common Shares on the record date (or, if the record date is not a New York Stock Exchange trading day, the immediately preceding trading day) for determining shareholders eligible to receive the relevant dividend or distribution (the "determination date") is equal to or exceeds the net asset value per share of the Common Shares, the Fund will issue new Common Shares at a price equal to the greater of (a) the net asset value per share at the close of trading on the Exchange on the determination date or
(b) 95% of the market price per share of the Common Shares on the determination date.

(2) If the net asset value per share of the Common Shares exceeds the market price of the Common Shares on the determination date, the Plan Agent will receive the dividend or distribution in cash and will buy Common Shares in the open market, on the Exchange or elsewhere, for your account as soon as practicable commencing on the trading day following the determination date and terminating no later than the earlier of (a) 30 days after the dividend or distribution payment date, or (b) the record date for the next succeeding dividend or distribution to be made to the Common Shareholders; except when necessary to comply with applicable provisions of the federal securities laws. If during this period: (i) the market price rises so that it equals or exceeds the net asset value per share of the Common Shares at the close of trading on the Exchange on the determination date before the Plan Agent has completed the open market purchases or (ii) if the Plan Agent is unable to invest the full amount eligible to be reinvested in open market purchases, the Plan Agent will cease purchasing Common Shares in the open market and the Fund shall issue the remaining Common Shares at a price per share equal to the greater of (a) the net asset value per share at the close of trading on the Exchange on the determination date or (b) 95% of the then current market price per share.

The Plan Agent maintains all participants' accounts in the Plan and gives written confirmation of all transactions in the accounts, including information you may need for tax records. Common Shares in your account will be held by the Plan Agent in non-certificated form. Any proxy you receive will include all Common Shares you have received under the Plan.

You may withdraw from the Plan by notifying the Plan Agent in writing at 59 Maiden Lane, New York, New York 10038. Such withdrawal will be effective immediately if notice is received by the

SALOMON BROTHERS CAPITAL AND INCOME FUND INC.



DIVIDEND REINVESTMENT PLAN (unaudited) (continued)

Plan Agent not less than ten business days prior to any dividend or distribution record date; otherwise such withdrawal will be effective as soon as practicable after the Plan Agent's investment of the most recently declared dividend or distribution on the Common Shares. The Plan may be terminated by the Fund upon notice in writing mailed to Common Shareholders at least 30 days prior to the record date for the payment of any dividend or distribution by the Fund for which the termination is to be effective. Upon any termination, you will be sent a certificate or certificates for the full Common Shares held for you under the Plan and cash for any fractional Common Shares. You may elect to notify the Plan Agent in advance of such termination to have the Plan Agent sell part or all of your shares on your behalf. The Plan Agent is authorized to deduct brokerage charges actually incurred for this transaction from the proceeds.

There is no service charge for reinvestment of your dividends or distributions in Common Shares. However, all participants will pay a pro rata share of brokerage commissions incurred by the Plan Agent when it makes open market purchases. Because all dividends and distributions will be automatically reinvested in additional Common Shares, this allows you to add to your investment through dollar cost averaging, which may lower the average cost of your Common Shares over time.

Automatically reinvesting dividends and distributions does not mean that you do not have to pay income taxes due upon receiving dividends and distributions.

The Fund reserves the right to amend or terminate the Plan if, in the judgment of the Board of Directors, the change is warranted. There is no direct service charge to participants in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants. Additional information about the Plan and your account may be obtained from the Plan Agent at 59 Maiden Lane, New York, New York 10038.

ADDITIONAL SHAREHOLDER INFORMATION (unaudited)

This report is transmitted to the shareholders of Salomon Brothers Capital and Income Fund Inc. for their information. This is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time the Fund may purchase, at market prices, shares of its common stock in the open market.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by telephoning the Fund (toll-free) at 1-800-446-1013 and by visiting the SEC's web site at www.sec.gov.

SALOMON BROTHERS CAPITAL AND INCOME FUND INC.


DIRECTORS


CAROL L. COLMAN
DANIEL P. CRONIN
LESLIE H. GELB
R. JAY GERKEN, CFA
WILLIAM R. HUTCHINSON
RIORDAN ROETT
JESWALD W. SALACUSE


OFFICERS

R. JAY GERKEN, CFA
    Chairman and President
ANDREW B. SHOUP
    Senior Vice President and
    Chief Administrative Officer
JOHN B. CUNNINGHAM, CFA
    Executive Vice President
MARK MCALLISTER
    Executive Vice President
FRANCES M. GUGGINO
    Controller
ROBERT I. FRENKEL
    Secretary and Chief Legal Officer


SALOMON BROTHERS CAPITAL AND INCOME FUND INC.

    125 Broad Street
    10th Floor, MF-2
    New York, New York 10004
    Telephone 1-888-777-0102

INVESTMENT MANAGER
    Salomon Brothers Asset Management Inc
    399 Park Avenue
    New York, New York 10022

CUSTODIAN
    State Street Bank and Trust Company
    225 Franklin Street
    Boston, Massachusetts 02110

TRANSFER AGENT
    American Stock Transfer & Trust Company
    59 Maiden Lane
    New York, New York 10038

REGISTERED PUBLIC ACCOUNTANTS
    PricewaterhouseCoopers LLP
    1177 Avenue of the Americas
    New York, New York 10036

LEGAL COUNSEL
    Simpson Thacher & Bartlett LLP
    425 Lexington Avenue
    New York, New York 10017

NEW YORK STOCK EXCHANGE SYMBOL
    SCD

ITEM 2.           CODE OF ETHICS.

                  Not Applicable.

ITEM 3.           AUDIT COMMITTEE FINANCIAL EXPERT.

                  Not Applicable.

ITEM 4.           PRINCIPAL ACCOUNTANT FEES AND SERVICES.

                  Not applicable.

ITEM 5.           AUDIT COMMITTEE OF LISTED REGISTRANTS.

                  Not applicable.

ITEM 6.           [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                  The Board of Directors of the Fund has delegated the authority to develop policies and procedures relating to proxy voting to the Manager. The Manager is part of Citigroup Asset Management ("CAM"), a group of investment adviser affiliates of Citigroup, Inc. ("Citigroup"). Along with the other investment advisers that comprise CAM, the Manager has adopted a set of proxy voting policies and procedures (the "Policies") to ensure that the Manager votes proxies relating to equity securities in the best interest of clients.

                  In voting proxies, the Manager is guided by general fiduciary principles and seeks to act prudently and solely in the best interest of clients. The Manager attempts to consider all factors that could affect the value of the investment and will vote proxies in the manner that it believes will be consistent with efforts to maximize shareholder values. The Manager may utilize an external service provider to provide it with information and/or a recommendation with regard to proxy votes. However, such recommendations do not relieve the Manager of its responsibility for the proxy vote.

                  In the case of a proxy issue for which there is a stated position in the Policies, CAM generally votes in accordance with such stated position. In the case of a proxy issue for which there is a list of factors set forth in the Policies that CAM considers in voting on such issue, CAM votes on a case-by-case basis in accordance with the general principles set forth above and considering such enumerated factors. In the case of a proxy issue for which there is no stated position or list of factors that CAM considers in voting on such issue, CAM votes on a case-by-case basis in accordance with the general principles set forth above. Issues for which there is a stated position set forth in the Policies or for which there is a list of factors set forth in the Policies that CAM considers in voting on such issues fall into a variety of categories, including election of directors, ratification of auditors, proxy and tender offer defenses, capital structure issues, executive and director compensation, mergers and corporate restructurings, and social and environmental issues. The stated position on an issue set forth in the Policies can always be superseded, subject to the duty to act solely in the best interest of the beneficial owners of accounts, by the investment management professionals responsible for the account whose shares are being voted. Issues applicable to a particular industry may cause CAM to abandon a policy that would have otherwise applied to issuers generally. As a result of the independent investment advisory services provided by distinct CAM business units, there may be occasions when different business units or different portfolio managers within the same business unit vote differently on the same issue.

                  In furtherance of the Manager's goal to vote proxies in the best interest of clients, the Manager follows procedures designed to identify and address material conflicts that may arise between the Manager's interests and those of its clients before voting proxies on behalf of such clients. To seek to identify conflicts of interest, CAM periodically notifies CAM employees (including employees of the Manager) in writing that they are under an obligation (i) to be aware of the potential for conflicts of interest with respect to voting proxies on behalf of client accounts both as a result of their personal relationships and due to special circumstances that may arise during the conduct of CAM's and the Manager's business, and
                  (ii) to bring conflicts of interest of which they become aware to the attention of compliance personnel. The Manager also maintains and considers a list of significant relationships that could present a conflict of interest for the Manager in voting proxies. The Manager is also sensitive to the fact that a significant, publicized relationship between an issuer and a non-CAM affiliate might appear to the public to influence the manner in which the Manager decides to vote a proxy with respect to such issuer. Absent special circumstances or a significant, publicized non-CAM affiliate relationship that CAM or the Manager for prudential reasons treats as a potential conflict of interest because such relationship might appear to the public to influence the manner in which the Manager decides to vote a proxy, the Manager generally takes the position that non-CAM relationships between Citigroup and an issuer (e.g. investment banking or banking) do not present a conflict of interest for the Manager in voting proxies with respect to such issuer. Such position is based on the fact that the Manager is operated as an independent business unit from other Citigroup business units as well as on the existence of information barriers between the Manager and certain other Citigroup business units.

                  CAM maintains a Proxy Voting Committee, of which the Manager personnel are members, to review and address conflicts of interest brought to its attention by compliance personnel. A proxy issue that will be voted in accordance with a stated position on an issue or in accordance with the recommendation of an independent third party is not brought to the attention of the Proxy Voting Committee for a conflict of interest review because the Manager's position is that to the extent a conflict of interest issue exists, it is resolved by voting in accordance with a pre-determined policy or in accordance with the recommendation of an independent third party. With respect to a conflict of interest brought to its attention, the

                  Proxy Voting Committee first determines whether such conflict of interest is material. A conflict of interest is considered material to the extent that it is determined that such conflict is likely to influence, or appear to influence, the Manager's decision-making in voting proxies. If it is determined by the Proxy Voting Committee that a conflict of interest is not material, the Manager may vote proxies notwithstanding the existence of the conflict.

                  If it is determined by the Proxy Voting Committee that a conflict of interest is material, the Proxy Voting Committee is responsible for determining an appropriate method to resolve such conflict of interest before the proxy affected by the conflict of interest is voted. Such determination is based on the particular facts and circumstances, including the importance of the proxy issue and the nature of the conflict of interest. Methods of resolving a material conflict of interest may include, but are not limited to, disclosing the conflict to clients and obtaining their consent before voting, or suggesting to clients that they engage another party to vote the proxy on their behalf.

ITEM 8.           [RESERVED]

ITEM 9.           CONTROLS AND PROCEDURES.

                  (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

                  (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant's internal control over financial reporting.

ITEM 10.          EXHIBITS.

                  (a) Not applicable.

                  (b) Attached hereto.

                  Exhibit 99.CERT Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

                  Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Salomon Brothers Capital and Income Fund Inc.

By:      /s/ R. Jay Gerken
         R. Jay Gerken
         Chief Executive Officer of
         Salomon Brothers Capital and Income Fund Inc.

Date:    July 8, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ R. Jay Gerken
         (R. Jay Gerken)
         Chief Executive Officer of
         Salomon Brothers Capital and Income Fund Inc.

Date:    July 8, 2004

By:      /s/ Andrew B. Shoup
         (Andrew B. Shoup)
         Chief Administrative Officer of
         Salomon Brothers Capital and Income Fund Inc.

Date:    July 8, 2004